Note 31 - Related Party Transactions	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Disclosure of related party [text block]
31.	Related party transactions

AWN is not the ultimate controlling party of VivoPower, but retains a significant influence. As at June 30, 2022, AWN held a 47.5% equity interest in the Company, reducing to 42.8% following the shelf issuance in July 2022.

Kevin Chin, Chairman and Chief Executive Officer of VivoPower, is also Chief Executive of AWN. During the period, a number of services were provided to the Company from AWN and its subsidiaries; the extent of the transactions between the two groups is listed below.

On June 30, 2021, the Company agreed a refinancing of its existing $21.1 million shareholder loan with AWN, with repayment of principal from January 1, 2023 in sixty monthly installments of $0.35 million to loan maturity on December 31, 2027. The interest rate and line fee was agreed at 8% and 0.8% respectively, but no interest or line fee settlements were required until after a corporate liquidity event had occurred. In addition, the Company agreed to cash settle a refinancing fee of approximately $0.34 million in two tranches on June 30, 2022 and December 31, 2022. Security granted to AWN comprised a Specific Security Deed over the assets of Aevitas O Holdings Pty Ltd and general security over the assets of VivoPower International PLC.

On June 30, 2022 further amendments to the loan were agreed with AWN, (i) to defer repayment of principal to commence on October 01, 2023, with repayments over 60 months to September 30, 2028, (ii) to defer interest payments from October 01, 2021, becoming due and payable on the earlier of a) completion by VivoPower of a debt or equity raise of at least US$25 million, and b) October 01, 2023.

During the period from October 01, 2021 to the earlier of a) September 30, 2023 or b) the date a minimum Prepayment of US$1,000,000 is made, the interest rate and line fee will increase to 10.00% and 2.00% per annum respectively. The previous refinancing fee of $0.34 million remains accruing but becomes payable at the earlier of a) US$1.0 million prepayment being made or b) October 01, 2023.A new facility extension fee of $0.355 million was agreed with AWN, to accrue immediately but becoming payable on October 01, 2023.

In December 2021, a short term loan of $1.1 million (A$1.5 million) was provided from AWN to Aevitas O Holdings Pty Limited at an interest rate of 10.0%, increasing to 12.5% from January 01, 2022. The term of the loan was initially set as April 30, 2022, then extended to the earlier of October 01, 2023 or the completion by VivoPower International PLC of a debt or equity raise of at least US$25 million. A facility extension fee of $29,000 (A$40,000) is payable on October 01, 2023.

A short term $3.0 million loan was provided from AWN Holdings to Aevitas O Holdings Pty Limited on February 22, 2022, with interest rate of 10.00% per annum payable on the principal sum upon maturity. The initial expiry date of May 13, 2022 was extended to the earlier of a) October 01, 2023 or the b) completion by VivoPower International PLC of a debt or equity raise of at least US$25 million. A new facility extension fee of US$85,000 was also agreed to accrue immediately, but payable on October 01, 2023.

Michael Hui, non-executive director of VivoPower International PLC, is also an employee and director of AWN. During the year ended June 30, 2022, Mr. Hui invoiced the Company $50,000 for director fees. At June 30, 2022, the Company had an account payable of $8,333 in respect of these services. Furthermore annual 3,500 RSUs ($2,625) and 8,124 quarterly PSUs ($6,093) vested to Michael Hui in the current year.

From time to time, costs incurred by AWN on behalf of VivoPower are recharged to the Company. During the year ended June 30, 2022, $343,806 was recharged to the Company (year ended June 30, 2021: $1,028,096). At June 30, 2022, the Company has a payable to AWN in respect of recharges of $313,688 ( June 30, 2021: $4,345, June 30, 2020: $202,024)).

Aevitas is indebted to The Panaga Group Trust, of which Mr. Kevin Chin is a beneficiary and one of the directors of the corporate trustee of such trust, with 4,697 Aevitas Preference Shares, of face value A$46,970. The Panaga Group Trust earned A$2,729 ($1,880) dividends on the Aevitas Preference Shares during the year ended June 30, 2022.

Chief Executive fees for Kevin Chin in the amounts of $434,969 and training annual allowance of $51,388 were charged to the Company by Arowana International U.K. Limited (“AWE”),during the year ended June 30, 2022. On July 01, 2020, Arowana International U.K. Limited (“AWE”), previously a subsidiary of AWN, ceased to be a subsidiary of AWN, and ownership of this entity is not under common control. Accordingly, AWE is no longer a related party to the Company in the years ended June 30, 2021 and 2022.

Chairman’s fees for Kevin Chin in the amounts of $91,029 were charged to the Company by Arowana Partners Group Pty Ltd (“APG”) in the current year. A further $219,608 costs incurred by APG on behalf of the Company were recharged to the Company in the year. At June 30, 2022, the Company had an account payable of $163,263 in respect of these services. Mr. Chin is a shareholder and director of Arowana Partners Group Pty Ltd during the year ended June 30, 2022.

Annual 17,740 RSUs ($13,080) and 40,479 quarterly PSUs ($30,359) and 70,000 ($229,600) RSUs related to short term incentive compensation for the year ended June 30, 2021, vested to APG for Mr. Chin as Chief Executive in the current year.

On November 26, 2021, APG provided a loan of $0.37 million to Caret LLC, to provide working capital assistance. The loan incurred interest during the year of $22,895 at 8% plus a 2% facility fee, plus a one-off establishment fee of $7,400. The loan plus interest were repaid in August 2022.